INCOME TAX AND SOCIAL CONTRIBUTION - Deferred income tax and social contributions by category (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Temporary difference unused tax losses and unused tax credits
Deferred Income tax and social contribution	R$ 5,673,011	R$ 6,725,087
Deferred tax liabilities	(4,287,021)	(5,721,830)
Tax credits Income tax	11,014,760	5,077,818
Tax credits Social contribution	4,801,139	1,647,269
Tax debts Income tax	(9,534,459)	(3,931,590)
Tax debts Social contribution	(4,895,450)	(1,790,240)
Net asset (liability)	1,385,990	1,003,257
Tax credit without tax losses and negative basis
Temporary difference unused tax losses and unused tax credits
Deferred Income tax and social contribution	9,429,496	6,052,988
Provision for litigation
Temporary difference unused tax losses and unused tax credits
Deferred Income tax and social contribution	3,835,152	2,157,555
Loss Credits
Temporary difference unused tax losses and unused tax credits
Deferred Income tax and social contribution	782,071	1,313,871
Impairment
Temporary difference unused tax losses and unused tax credits
Deferred Income tax and social contribution	178,506	1,180,814
Contractual asset
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(12,748,145)	(9,810,154)
Renegotiation of hydrological risk
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(828,508)	(580,402)
Accelerated depreciation
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(301,060)	(304,495)
Other
Temporary difference unused tax losses and unused tax credits
Deferred Income tax and social contribution	356,722	419,960
Tax credits without actuarial losses
Temporary difference unused tax losses and unused tax credits
Deferred Income tax and social contribution	468,678	743,519
FVOCI Financial Instruments
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(391,990)	(440,834)
Provisions for operating losses
Temporary difference unused tax losses and unused tax credits
Deferred Income tax and social contribution	R$ 605,068	R$ 270,435